PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011
Cost:
Computers and peripheral equipment	$3,570	$3,861
Office furniture and equipment	400	533
Leasehold improvements	533	606

	4,503	5,000

Accumulated depreciation	3,122	3,700

Property and equipment, net	$1,381	$1,300

Depreciation expenses totaled $ 625, $ 627 and $ 588 for the years ended December 31, 2009, 2010 and 2011, respectively.

During 2011, the Company recorded a reduction of $ 10 to the cost and accumulated depreciation of fully depreciated equipment no longer in use.